Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Formation and operating costs	$ 767,991	$ 1,029,333	$ 1,646,167	$ 1,391,682	$ 2,047,534	$ 717,764
Loss from operations	(767,991)	(1,029,333)	(1,646,167)	(1,391,682)	(2,047,534)	(717,764)
Other income:
Income earned on marketable securities held in Trust Account	199,065	534,551	657,881	704,455	839,254	7,607
Total other income					839,254	7,607
Net loss	$ (568,926)	$ (494,782)	$ (988,286)	$ (687,227)	$ (1,208,280)	$ (710,157)
Weighted average shares outstanding, ordinary shares subject to redemption (in Shares)	1,851,416	11,500,000	1,900,497	11,500,000	8,901,159	11,581,616
Basic and diluted net loss per share, ordinary shares subject to possible redemption (in Dollars per share)	$ (0.11)	$ (0.03)	$ (0.19)	$ (0.05)	$ (0.14)	$ (0.06)
Weighted average shares outstanding, ordinary shares not subject to possible redemption (in Shares)	3,340,000	3,340,000	3,340,000	3,340,000
Basic and diluted net loss per share, ordinary shares not subject to possible redemption (in Dollars per share)	$ (0.11)	$ (0.03)	$ (0.19)	$ (0.05)